Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Argentina: 4.0%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$497,550	0.5
1,000,000	(1),(2)	Banco Macro SA, 6.750%, 11/04/2026	870,010	0.9
500,000	(1),(3)	YPF SA, 8.500%, 03/23/2021	510,500	0.5
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	1,084,820	1.1
500,000		YPF SA, 8.750%, 04/04/2024	507,350	0.5
500,000	(1)	YPF SA, 8.750%, 04/04/2024	507,350	0.5
			3,977,580	4.0

		Brazil: 7.5%
750,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	779,062	0.8
1,000,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	1,022,500	1.0
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	609,268	0.6
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	203,050	0.2
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	268,502	0.3
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	767,848	0.8
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	714,875	0.7
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	301,125	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	522,575	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	261,225	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	862,875	0.9
750,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	825,788	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	342,000	0.3
			7,480,693	7.5

		Chile: 4.8%
800,000	(1),(2)	AES Gener SA, 7.125%, 03/26/2079	854,608	0.9
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	686,819	0.7
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	215,000	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	685,554	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Chile: (continued)
600,000	(1)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	$622,424	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	535,489	0.5
750,000	(1)	SACI Falabella, 3.750%, 10/30/2027	751,500	0.7
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	465,595	0.5
			4,816,989	4.8

		China: 7.0%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,615,422	1.6
1,500,000	(2)	China Construction Bank Corp., 3.875%, 05/13/2025	1,509,832	1.5
350,000		China Evergrande Group, 8.750%, 06/28/2025	311,189	0.3
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	311,028	0.3
1,000,000	(3)	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,075,000	1.1
500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	551,748	0.5
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	670,700	0.7
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	970,546	1.0
			7,015,465	7.0

		Colombia: 6.7%
1,500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,580,640	1.6
750,000		Banco de Bogota SA, 4.375%, 08/03/2027	773,445	0.8
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,700,006	1.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	277,412	0.3
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	1,042,938	1.0
700,000	(3)	Millicom International Cellular SA, 6.000%, 03/15/2025	729,225	0.7
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	563,000	0.6
			6,666,666	6.7

		Ghana: 0.6%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	404,400	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Ghana: (continued)
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	$203,750	0.2
			608,150	0.6

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	194,849	0.2

		India: 6.8%
1,100,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,117,050	1.1
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,060,722	1.1
500,000	(1),(3)	Bharti Airtel Ltd., 4.375%, 06/10/2025	505,893	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	502,854	0.5
2,000,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	2,023,060	2.0
1,000,000	(1),(3)	Vedanta Resources Ltd., 6.375%, 07/30/2022	987,750	1.0
600,000	(3)	Vedanta Resources Ltd., 7.125%, 05/31/2023	592,650	0.6
			6,789,979	6.8

		Indonesia: 2.8%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,255,132	1.2
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	562,374	0.6
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,022,497	1.0
			2,840,003	2.8

		Israel: 3.9%
500,000		Altice Financing SA, 6.625%, 02/15/2023	513,750	0.5
900,000		Altice Financing SA, 7.500%, 05/15/2026	906,840	0.9
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	522,120	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	568,240	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	435,000	0.4
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	975,000	1.0
			3,920,950	3.9

		Jamaica: 0.8%
263,000		Digicel Ltd., 6.000%, 04/15/2021	201,195	0.2
350,000	(1),(3)	Digicel Ltd., 6.000%, 04/15/2021	267,750	0.3
500,000	(1)	Digicel Ltd., 6.750%, 03/01/2023	285,000	0.3
			753,945	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Kazakhstan: 2.1%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	$293,614	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,852,571	1.8
			2,146,185	2.1

		Kuwait: 1.1%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	1,050,000	1.1

		Malaysia: 1.0%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,045,463	1.0

		Mauritius: 0.7%
700,000		Liquid Telecommunications Financing Plc, 8.500%, 07/13/2022	702,387	0.7

		Mexico: 7.3%
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	506,000	0.5
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	545,400	0.5
250,000		Cemex Finance LLC, 6.000%, 04/01/2024	258,125	0.3
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	260,362	0.3
600,000	(1)	Cemex SAB de CV, 5.700%, 01/11/2025	624,870	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	551,255	0.6
750,000	(1)	Credito Real SAB de CV SOFOM ER, 9.500%, 02/07/2026	828,750	0.8
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	527,450	0.5
680,000	(1)	Mexichem SAB de CV, 4.000%, 10/04/2027	678,307	0.7
497,000		Mexico City Airport Trust, 4.250%, 10/31/2026	496,752	0.5
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	197,740	0.2
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	649,762	0.7
1,100,000	(1)	Trust F/1401, 6.390%, 01/15/2050	1,130,250	1.1
			7,255,023	7.3

		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	513,615	0.5
750,000		OCP SA, 5.625%, 04/25/2024	809,303	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Morocco: (continued)
500,000		OCP SA, 6.875%, 04/25/2044	$574,586	0.6
			1,897,504	1.9

		Panama: 1.1%
1,050,000	(1),(3)	Multibank, Inc., 4.375%, 11/09/2022	1,076,261	1.1

		Peru: 4.4%
750,000	(2)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	810,075	0.8
500,000	(2)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	541,505	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	566,506	0.6
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	316,875	0.3
700,000	(1)	Inretail Pharma SA, 5.375%, 05/02/2023	739,375	0.7
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	517,500	0.5
50,000		Southern Copper Corp., 5.250%, 11/08/2042	54,967	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	708,480	0.7
125,000		Southern Copper Corp., 6.750%, 04/16/2040	157,774	0.2
			4,413,057	4.4

		Philippines: 1.2%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,223,039	1.2

		Russia: 7.1%
550,000	(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	542,465	0.5
550,000	(1)	ALROSA Finance SA, 4.650%, 04/09/2024	570,791	0.6
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	781,826	0.8
875,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	952,048	1.0
800,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	846,506	0.8
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	250,580	0.2
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	514,003	0.5
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	520,016	0.5
1,050,000		VEON Holdings BV, 4.950%, 06/16/2024	1,077,384	1.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	$1,060,403	1.1
			7,116,022	7.1

		Saudi Arabia: 1.5%
900,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	965,848	1.0
550,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	557,982	0.5
			1,523,830	1.5

		Singapore: 2.0%
1,000,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,003,269	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	947,935	1.0
			1,951,204	2.0

		South Africa: 2.5%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,045,981	1.1
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	434,746	0.4
238,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	242,308	0.2
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd, 5.125%, 05/15/2024	810,359	0.8
			2,533,394	2.5

		South Korea: 2.6%
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	554,953	0.5
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,058,636	2.1
			2,613,589	2.6

		Thailand: 1.9%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	844,698	0.9
1,000,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	1,012,654	1.0
			1,857,352	1.9

		Turkey: 5.2%
475,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	487,041	0.5
1,100,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	1,110,292	1.1
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	744,375	0.8
625,000		Turkiye Is Bankasi AS, 5.375%, 10/06/2021	605,982	0.6
500,000		Turkiye Is Bankasi AS, 5.500%, 04/21/2022	481,581	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey: (continued)
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	$705,852	0.7
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	481,966	0.5
550,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	537,735	0.5
			5,154,824	5.2

		United Arab Emirates: 5.2%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,062,500	1.1
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,075,396	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	881,244	0.9
1,050,000	(2)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,061,225	1.1
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	521,406	0.5
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	224,912	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	344,272	0.3
			5,170,955	5.2

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	733,125	0.7

	Total Corporate Bonds/Notes
	(Cost $91,492,830)		94,528,483	94.6

SOVEREIGN BONDS: 2.5%
		Egypt: 1.1%
1,000,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,057,277	1.1

		Indonesia: 0.5%
500,000		Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	535,315	0.5

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	401,493	0.4
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Saudi Arabia: 0.5%
500,000	(1)	Saudi Government International Bond, 4.000%, 04/17/2025	$532,952	0.5

	Total Sovereign Bonds
	(Cost $2,418,659)		2,527,037	2.5

	Total Long-Term Investments
	(Cost $93,911,489)		97,055,520	97.1

SHORT-TERM INVESTMENTS: 5.9%
		Commercial Paper: 2.4%
1,000,000		Autozone, Inc., 3.120%, 07/09/2019	999,232	1.0
800,000		Mondelez International, Inc., 3.110%, 07/09/2019	799,388	0.8
650,000		Schlumberger Holdings Corp., 4.430%, 07/03/2019	649,763	0.6
			2,448,383	2.4

		Repurchase Agreements(4): 3.3%
1,000,000	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	1.0
1,000,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19-05/20/69)	1,000,000	1.0
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	1.0

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(4) (continued)
253,404	(4)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $253,457, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $258,472, due 07/31/19-06/30/22)	$253,404	0.3
			3,253,404	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
161,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $161,000)	161,000	0.2

	Total Short-Term Investments
	(Cost $5,863,320)	5,862,787	5.9

	Total Investments in Securities (Cost $99,774,809)	$102,918,307	103.0
	Liabilities in Excess of Other Assets	(2,976,368)	(3.0)
	Net Assets	$99,941,939	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financial	29.4%
Basic Materials	18.3
Energy	17.6
Communications	10.4
Utilities	7.4
Consumer, Non-cyclical	7.0
Industrial	3.0
Sovereign Bonds	2.5
Consumer, Cyclical	1.5
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$94,528,483	$–	$94,528,483
Sovereign Bonds	–	2,527,037	–	2,527,037
Short-Term Investments	161,000	5,701,787	–	5,862,787
Total Investments, at fair value	$161,000	$102,757,307	$–	$102,918,307
Other Financial Instruments+
Futures	211,682	–	–	211,682
Total Assets	$372,682	$102,757,307	$–	$103,129,989
Liabilities Table
Other Financial Instruments+
Futures	$(265,879)	$–	$–	$(265,879)
Total Liabilities	$(265,879)	$–	$–	$(265,879)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	29	09/30/19	$6,240,211	$40,500
U.S. Treasury 5-Year Note	53	09/30/19	6,262,281	85,707
U.S. Treasury Ultra Long Bond	12	09/19/19	2,130,750	85,475
			$14,633,242	$211,682
Short Contracts:
U.S. Treasury 10-Year Note	(19)	09/19/19	(2,431,406)	(31,070)
U.S. Treasury Long Bond	(28)	09/19/19	(4,356,625)	(100,738)
U.S. Treasury Ultra 10-Year Note	(43)	09/19/19	(5,939,375)	(134,071)
			$(12,727,406)	$(265,879)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $99,786,715.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,186,069
Gross Unrealized Depreciation	(1,108,674)

Net Unrealized Appreciation	$3,077,395

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.8%
		Brazil: 2.5%
500,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	$519,375	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,306,125	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,150,500	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,236,870	0.7
			4,212,870	2.5

		Chile: 3.8%
750,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	790,875	0.5
1,200,000	(1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	1,267,500	0.7
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,204,097	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	811,605	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,052,452	1.2
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	307,875	0.2
			6,434,404	3.8

		China: 1.4%
1,000,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	1,103,496	0.6
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,328,115	0.8
			2,431,611	1.4

		Croatia: 0.6%
975,000	(1)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,056,842	0.6

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,041,814	0.6

		India: 0.3%
500,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	507,750	0.3

		Indonesia: 3.3%
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	784,458	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,380,209	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Indonesia: (continued)
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	$766,873	0.4
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,044,995	1.2
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	597,764	0.4
			5,574,299	3.3

		Kazakhstan: 2.0%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,073,954	0.6
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	566,753	0.3
1,500,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,791,750	1.1
			3,432,457	2.0

		Mexico: 4.7%
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	506,000	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,022,510	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	551,255	0.3
200,000	(1)	Mexico City Airport Trust, 4.250%, 10/31/2026	199,900	0.1
700,000		Petroleos Mexicanos, 4.500%, 01/23/2026	644,476	0.4
471,000		Petroleos Mexicanos, 4.875%, 01/18/2024	463,228	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	401,625	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	988,700	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	485,000	0.3
750,000		Petroleos Mexicanos, 6.750%, 09/21/2047	669,750	0.4
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,026,000	1.2
			7,958,444	4.7

		Panama: 1.6%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,115,000	0.6
1,500,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,644,000	1.0
			2,759,000	1.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: 1.8%
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	$1,018,750	0.6
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	517,500	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	274,075	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,140,000	0.7
			2,950,325	1.8

		Russia: 1.9%
975,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,016,374	0.6
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,798,826	1.1
300,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	316,216	0.2
			3,131,416	1.9

		Saudi Arabia: 0.8%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,341,456	0.8

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,084,522	0.6

		Thailand: 0.6%
925,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	1,008,188	0.6

		Venezuela: 0.3%
1,000,000	(3),(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	150,000	0.1
1,750,000	(3),(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	262,500	0.2
			412,500	0.3

	Total Corporate Bonds/Notes
	(Cost $44,323,670)		45,337,898	26.8

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Bonds: 0.0%
60,000		3.500%, 02/15/2039	71,225	0.0

		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/2023	18,009	0.0

	Total U.S. Treasury Obligations
	(Cost $88,924)		89,234	0.0

SOVEREIGN BONDS: 70.3%
		Angola: 0.3%
500,000	(1),(5)	Angolan Government International Bond, 9.500%, 11/12/2025	574,692	0.3
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Argentina: 3.6%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/2028	$1,549,020	0.9
2,000,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	1,610,250	1.0
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/2036	1,163,265	0.7
1,500,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	1,266,015	0.7
701,019		Argentine Republic Government International Bond, 8.280%, 12/31/2033	587,987	0.3
			6,176,537	3.6

		Armenia: 0.2%
300,000	(1)	Republic of Armenia International Bond, 6.000%, 09/30/2020	309,498	0.2

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	526,512	0.3

		Belarus: 0.4%
700,000	(5)	Republic of Belarus International Bond, 6.200%, 02/28/2030	751,267	0.4

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,483,125	1.5

		Colombia: 3.5%
400,000		Colombia Government International Bond, 2.625%, 03/15/2023	398,504	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,935,500	1.1
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	1,135,760	0.7
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	620,005	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,849,125	1.1
			5,938,894	3.5

		Costa Rica: 1.0%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,087,636	0.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Costa Rica: (continued)
600,000	(1)	Costa Rica Government International Bond, 5.625%, 04/30/2043	$521,256	0.3
			1,608,892	1.0

		Croatia: 1.7%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,244,224	1.3
500,000	(1)	Croatia Government International Bond, 5.500%, 04/04/2023	554,130	0.4
			2,798,354	1.7

		Dominican Republic: 3.9%
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,599,390	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	804,487	0.5
1,500,000	(5)	Dominican Republic International Bond, 6.000%, 07/19/2028	1,623,765	1.0
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	833,445	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,698,765	1.0
			6,559,852	3.9

		Ecuador: 2.9%
1,000,000		Ecuador Government International Bond, 7.875%, 01/23/2028	992,510	0.6
1,000,000		Ecuador Government International Bond, 8.875%, 10/23/2027	1,043,760	0.6
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,126,260	0.7
500,000		Ecuador Government International Bond, 10.750%, 01/31/2029	565,630	0.3
1,000,000	(1)	Ecuador Government International Bond, 10.750%, 01/31/2029	1,131,260	0.7
			4,859,420	2.9

		Egypt: 3.9%
750,000	(1),(5)	Egypt Government International Bond, 5.875%, 06/11/2025	766,781	0.5
1,000,000		Egypt Government International Bond, 6.125%, 01/31/2022	1,033,145	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,069,154	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,163,005	0.7
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Egypt: (continued)
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	$743,746	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,887,217	1.1
			6,663,048	3.9

		El Salvador: 0.6%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	1,001,260	0.6

		Gabon: 0.3%
500,000	(1)	Gabonese Republic, 6.375%, 12/12/2024	496,700	0.3

		Ghana: 1.1%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,839,688	1.1

		Honduras: 0.3%
500,000		Honduras Government International Bond, 6.250%, 01/19/2027	539,380	0.3

		Hungary: 2.1%
2,500,000		Hungary Government International Bond, 5.375%, 02/21/2023	2,754,537	1.6
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	804,025	0.5
			3,558,562	2.1

		Indonesia: 4.0%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	526,516	0.3
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	333,540	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,426,968	0.9
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,564,479	1.5
1,750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,835,698	1.1
			6,687,201	4.0

		Ivory Coast: 0.9%
1,583,750	(2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,543,032	0.9

		Jamaica: 2.1%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/2028	1,992,830	1.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Jamaica: (continued)
750,000		Jamaica Government International Bond, 7.625%, 07/09/2025	$869,539	0.5
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	620,005	0.4
			3,482,374	2.1

		Kazakhstan: 1.6%
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,773,764	1.6

		Kenya: 1.4%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	533,379	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	519,491	0.3
1,300,000		Kenya Government International Bond, 8.000%, 05/22/2032	1,369,875	0.8
			2,422,745	1.4

		Lebanon: 1.9%
2,000,000		Lebanon Government International Bond, 6.100%, 10/04/2022	1,708,080	1.0
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,586,748	0.9
			3,294,828	1.9

		Mexico: 1.7%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/2023	1,044,275	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	745,320	0.5
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,073,000	0.6
			2,862,595	1.7

		Morocco: 1.1%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,569,375	0.9
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	285,232	0.2
			1,854,607	1.1

		Namibia: 0.3%
500,000		Namibia International Bonds, 5.500%, 11/03/2021	520,335	0.3
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Nigeria: 1.2%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	$1,003,732	0.6
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	508,550	0.3
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	576,459	0.3
			2,088,741	1.2

		Oman: 0.7%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	470,730	0.3
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	650,015	0.4
			1,120,745	0.7

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	505,558	0.3

		Panama: 3.4%
1,000,000		Panama Government International Bond, 3.875%, 03/17/2028	1,069,385	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/2053	661,506	0.4
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	1,123,760	0.7
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,706,262	1.0
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,203,008	0.7
			5,763,921	3.4

		Paraguay: 1.6%
750,000		Paraguay Government International Bond, 4.625%, 01/25/2023	789,758	0.4
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	822,195	0.5
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	1,132,510	0.7
			2,744,463	1.6

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,188,189	0.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Philippines: 1.5%
	750,000		Philippine Government International Bond, 6.375%, 01/15/2032	$1,015,256	0.6
	1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,476,062	0.9
				2,491,318	1.5

			Poland: 0.9%
	1,500,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,588,260	0.9

			Qatar: 0.7%
	500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	539,698	0.3
	500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	574,298	0.4
				1,113,996	0.7

			Republic Of Serbia: 0.5%
EUR	800,000		Serbia International Bond, 1.500%, 06/26/2029	909,479	0.5

			Romania: 1.1%
	500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	531,120	0.3
	400,000		Romanian Government International Bond, 5.125%, 06/15/2048	448,000	0.3
	750,000		Romanian Government International Bond, 6.750%, 02/07/2022	825,000	0.5
				1,804,120	1.1

			Russia: 2.6%
	1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,174,960	0.7
	2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,133,060	1.3
	1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,106,545	0.6
				4,414,565	2.6

			Senegal: 0.3%
	500,000		Senegal Government International Bond, 6.250%, 05/23/2033	484,904	0.3

			South Africa: 1.2%
	2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,968,450	1.2
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Sri Lanka: 1.9%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	$502,419	0.3
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,997,960	1.2
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	751,995	0.4
			3,252,374	1.9

		Turkey: 4.5%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,346,188	0.8
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	447,734	0.3
750,000		Turkey Government International Bond, 5.750%, 05/11/2047	630,596	0.4
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,501,207	0.9
2,500,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,587,500	1.5
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,026,287	0.6
			7,539,512	4.5

		Ukraine: 2.4%
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	639,437	0.4
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	456,080	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	362,369	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	367,228	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	366,985	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	361,792	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	358,928	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	357,391	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	231,897	0.2
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	565,888	0.3
			4,067,995	2.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Uruguay: 1.5%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	$1,624,702	0.9
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	271,063	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	714,380	0.4
			2,610,145	1.5

		Venezuela: 0.2%
1,250,000	(3)	Venezuela Government International Bond, 9.250%, 09/15/2027	365,625	0.2

		Zambia: 0.5%
750,000	(1)	Zambia Government International Bond, 8.500%, 04/14/2024	508,240	0.3
500,000	(1)	Zambia Government International Bond, 8.970%, 07/30/2027	338,186	0.2
			846,426	0.5

	Total Sovereign Bonds
	(Cost $116,282,944)		118,995,948	70.3

	Total Long-Term Investments
	(Cost $160,695,538)		164,423,080	97.1

SHORT-TERM INVESTMENTS: 3.2%
		Commercial Paper: 1.1%
1,866,000		Mondelez International, Inc., 7.530%, 07/01/2019
		(Cost $1,866,000)	1,865,615	1.1

		Repurchase Agreements(6): 2.1%
1,000,000	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19-05/20/69)	1,000,000	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
1,000,000	(6) Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	$1,000,000	0.6
490,306	(6) HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $490,407, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $500,112, due 08/15/20-11/15/46)	490,306	0.3
1,000,000	(6) Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	1,000,000	0.6
		3,490,306	2.1

	Total Short-Term Investments
	(Cost $5,356,306)	5,355,921	3.2

	Total Investments in Securities (Cost $166,051,844)	$169,779,001	100.3
	Liabilities in Excess of Other Assets	(560,199)	(0.3)
	Net Assets	$169,218,802	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	Defaulted security

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Fund held restricted securities with a fair value of $412,500 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	Security, or a portion of the security, is on loan.
(6)	Represents securities purchased with cash collateral received for securities on loan.

EUR	EU Euro

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	70.3%
Energy	13.0
Utilities	4.6
Basic Materials	4.4
Financial	2.6
Industrial	1.1
Communications	0.8
Consumer, Non-cyclical	0.3
U.S. Treasury Obligations	0.0
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$45,337,898	$–	$45,337,898
U.S. Treasury Obligations	–	89,234	–	89,234
Sovereign Bonds	–	118,995,948	–	118,995,948
Short-Term Investments	–	5,355,921	–	5,355,921
Total Investments, at fair value	$–	$169,779,001	$–	$169,779,001
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,604	–	1,604
Futures	126,078	–	–	126,078
Total Assets	$126,078	$169,780,605	$–	$169,906,683
Liabilities Table
Other Financial Instruments+
Futures	$(320,303)	$–	$–	$(320,303)
Total Liabilities	$(320,303)	$–	$–	$(320,303)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$262,500
Petroleos de Venezuela SA	2/27/2014	807,052	150,000
		$2,203,807	$412,500

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 903,206	EUR 791,272	BNP Paribas	07/26/19	$1,604
				$1,604

At June 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	38	09/30/19	$8,176,828	$53,070
U.S. Treasury 5-Year Note	25	09/30/19	2,953,906	42,172
U.S. Treasury Long Bond	4	09/19/19	622,375	21,001
U.S. Treasury Ultra Long Bond	4	09/19/19	710,250	9,835
			$12,463,359	$126,078
Short Contracts:
U.S. Treasury 10-Year Note	(4)	09/19/19	(511,875)	(11,039)
U.S. Treasury Ultra 10-Year Note	(84)	09/19/19	(11,602,500)	(309,264)
			$(12,114,375)	$(320,303)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $166,132,863.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,791,692
Gross Unrealized Depreciation	(6,338,175)

Net Unrealized Appreciation	$3,453,517

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SUPRANATIONAL BONDS: 5.8%
		Supranational: 5.8%
PLN	2,402,000	European Investment Bank, 3.000%, 05/24/2024	$672,964	0.9
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/2026	505,226	0.6
ZAR	10,735,000	European Investment Bank, 8.375%, 07/29/2022	793,567	1.0
TRY	2,000,000	European Investment Bank, 9.125%, 10/07/2020	306,040	0.4
ZAR	12,460,000	European Investment Bank, 9.000%, 03/31/2021	917,617	1.2
IDR	18,400,000,000	Inter-American Development Bank, 6.250%, 06/15/2021	1,287,026	1.7

		Total Supranational Bonds
		(Cost $4,769,196)	4,482,440	5.8

SOVEREIGN BONDS: 88.4%
		Argentina: 0.5%
ARS	10,401,000	Argentine Bonos del Tesoro, 15.500%, 10/17/2026	183,636	0.2
ARS	11,166,000	Argentine Bonos del Tesoro, 18.200%, 10/03/2021	195,829	0.3
			379,465	0.5

		Brazil: 7.8%
BRL	874,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	261,183	0.3
BRL	16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	4,627,459	6.0
BRL	2,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	691,249	0.9
BRL	1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	505,964	0.6
			6,085,855	7.8

		Chile: 3.2%
CLP	115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	186,483	0.2
CLP	115,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	214,494	0.3
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Chile: (continued)
CLP	1,195,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	$2,109,099	2.7
			2,510,076	3.2

		Colombia: 6.6%
COP	3,743,500,000	Colombian TES, 6.000%, 04/28/2028	1,170,806	1.5
COP	2,700,000,000	Colombian TES, 7.000%, 05/04/2022	888,261	1.2
COP	2,767,700,000	Colombian TES, 7.000%, 06/30/2032	915,046	1.2
COP	6,157,000,000	Colombian TES, 7.500%, 08/26/2026	2,125,695	2.7
			5,099,808	6.6

		Czech Republic: 4.8%
CZK	28,370,000	Czech Republic Government Bond, 0.450%, 10/25/2023	1,218,824	1.6
CZK	32,300,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,402,372	1.8
CZK	23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,111,478	1.4
			3,732,674	4.8

		Dominican Republic: 0.2%
DOP	8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	157,517	0.2

		Hungary: 4.7%
HUF	153,240,000	Hungary Government Bond, 2.750%, 12/22/2026	564,761	0.7
HUF	228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	866,094	1.1
HUF	187,790,000	Hungary Government Bond, 3.000%, 10/27/2027	700,468	0.9
HUF	91,060,000	Hungary Government Bond, 6.000%, 11/24/2023	385,735	0.5
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/2022	1,136,024	1.5
			3,653,082	4.7

		Indonesia: 5.9%
IDR	8,959,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	617,351	0.8
IDR	18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,246,966	1.6
IDR	3,259,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	241,036	0.3

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Indonesia: (continued)
IDR	18,137,000,000		Indonesia Treasury Bond, 8.375%, 03/15/2034	$1,367,256	1.8
IDR	3,531,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	272,160	0.4
IDR	9,481,000,000		Indonesia Treasury Bond, 11.000%, 09/15/2025	801,179	1.0
				4,545,948	5.9

			Malaysia: 4.8%
MYR	15,015,000		Malaysia Government Bond, 3.955%, 09/15/2025	3,718,390	4.8

			Mexico: 9.6%
MXN	65,182,200		Mexican Bonos, 6.500%, 06/09/2022	3,311,689	4.2
MXN	37,912,700		Mexican Bonos, 7.750%, 05/29/2031	1,998,215	2.6
MXN	18,191,000		Mexican Bonos, 8.500%, 11/18/2038	1,015,142	1.3
MXN	18,220,000		Mexican Bonos, 10.000%, 11/20/2036	1,152,591	1.5
				7,477,637	9.6

			Peru: 6.0%
PEN	1,500,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	465,838	0.6
PEN	1,500,000	(1)	Peru Government Bond, 5.940%, 02/12/2029	496,725	0.6
PEN	3,357,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	1,119,723	1.4
PEN	4,650,000		Peru Government Bond, 6.350%, 08/12/2028	1,586,968	2.1
PEN	2,821,000		Peru Government Bond, 6.900%, 08/12/2037	1,001,971	1.3
				4,671,225	6.0

			Philippines: 2.8%
PHP	100,000,000		Philippine Government International Bond, 3.900%, 11/26/2022	1,915,836	2.5
PHP	10,000,000		Philippine Government International Bond, 6.250%, 01/14/2036	222,231	0.3
				2,138,067	2.8

			Poland: 4.7%
PLN	10,877,000		Republic of Poland Government Bond, 2.500%, 07/25/2026	2,967,776	3.8
PLN	2,374,000	(2)	Republic of Poland Government Bond, 2.750%, 04/25/2028	656,027	0.9
				3,623,803	4.7
Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Romania: 3.8%
RON	3,370,000	(2)	Romania Government Bond, 3.250%, 04/29/2024	$779,732	1.0
RON	9,260,000	(2)	Romania Government Bond, 3.400%, 03/08/2022	2,207,309	2.8
				2,987,041	3.8

			Russia: 8.1%
RUB	36,990,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	569,738	0.7
RUB	77,670,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,239,674	1.6
RUB	102,964,000		Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,673,867	2.2
RUB	168,800,000		Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,781,494	3.6
				6,264,773	8.1

			South Africa: 5.1%
ZAR	22		Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR	29,014,000		Republic of South Africa Government Bond, 8.500%, 01/31/2037	1,883,618	2.4
ZAR	8,914,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	604,351	0.8
ZAR	22,225,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,488,428	1.9
				3,976,398	5.1

			South Korea: 1.4%
IDR	15,800,000,000		Export-Import Bank of Korea, 7.250%, 12/07/2024	1,088,441	1.4

			Thailand: 4.8%
THB	10,570,000		Thailand Government Bond, 2.125%, 12/17/2026	348,068	0.5
THB	31,724,000		Thailand Government Bond, 3.650%, 06/20/2031	1,187,003	1.5
THB	36,396,000		Thailand Government Bond, 3.775%, 06/25/2032	1,376,639	1.8
THB	19,669,000		Thailand Government Bond, 4.875%, 06/22/2029	800,307	1.0
				3,712,017	4.8

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Turkey: 3.2%
TRY	1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	$194,581	0.3
TRY	3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	554,091	0.7
TRY	4,610,000	Turkey Government Bond, 10.400%, 03/20/2024	631,730	0.8
TRY	1,832,000	Turkey Government Bond, 10.500%, 08/11/2027	237,127	0.3
TRY	5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	732,070	0.9
TRY	900,000	Turkey Government Bond, 12.200%, 01/18/2023	136,309	0.2
			2,485,908	3.2

		Uruguay: 0.4%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	281,410	0.4

		Total Sovereign Bonds
		(Cost $69,581,862)	68,589,535	88.4

		Total Long-Term Investments
		(Cost $74,351,058)	73,071,975	94.2

SHORT-TERM INVESTMENTS: 8.1%
		Commercial Paper: 3.8%
	700,000	Duke Energy Corp., 7.620%, 07/01/2019	699,854	0.9
	1,447,000	Mondelez International, Inc., 7.530%, 07/01/2019	1,446,702	1.9
	800,000	Tyson Foods, Inc, 7.620%, 07/01/2019	799,833	1.0
			2,946,389	3.8

			Repurchase Agreements(3): 4.3%
	1,000,000	(3) Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
1,000,000	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19-05/20/69)	$1,000,000	1.3
1,000,000	(3) Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	1.3
334,668	(3) HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $334,737, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $341,361, due 08/15/20-11/15/46)	334,668	0.4
		3,334,668	4.3

	Total Short-Term Investments
	(Cost $6,281,668)	6,281,057	8.1

	Total Investments in Securities (Cost $80,632,726)	$79,353,032	102.3
	Liabilities in Excess of Other Assets	(1,807,763)	(2.3)
	Net Assets	$77,545,269	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

(3)	Represents securities purchased with cash collateral received for securities on loan.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	88.4%
Supranational Bonds	5.8
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Supranational Bonds	$–	$4,482,440	$–	$4,482,440
Sovereign Bonds	–	68,589,535	–	68,589,535
Short-Term Investments	–	6,281,057	–	6,281,057
Total Investments, at fair value	$–	$79,353,032	$–	$79,353,032
Other Financial Instruments+
Centrally Cleared Swaps	–	44,776	–	44,776
Forward Foreign Currency Contracts	–	116,164	–	116,164
Futures	13,030	–	–	13,030
OTC Swaps	–	28,209	–	28,209
Total Assets	$13,030	$79,542,181	$–	$79,555,211
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,380)	$–	$(4,380)
Forward Foreign Currency Contracts	–	(123,074)	–	(123,074)
Futures	(11,702)	–	–	(11,702)
Total Liabilities	$(11,702)	$(127,454)	$–	$(139,156)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 92	KRW 107,306	Barclays Bank PLC	08/23/19	$(1)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

USD 2,813,919	MXN 54,563,627	Barclays Bank PLC	08/23/19	(3,482)
MXN 14,621,252	USD 757,465	Barclays Bank PLC	08/23/19	(2,495)
ILS 12,325	USD 3,437	Barclays Bank PLC	08/23/19	28
BRL 5,476,263	USD 1,406,337	Barclays Bank PLC	08/23/19	12,699
MYR 1,573,879	USD 379,843	Barclays Bank PLC	08/23/19	959
MYR 2,108,897	USD 511,000	Barclays Bank PLC	08/23/19	(750)
MXN 32,241,724	USD 1,670,257	Barclays Bank PLC	08/23/19	(5,451)
USD 506	HUF 145,536	Barclays Bank PLC	08/23/19	(8)
THB 33,541,988	USD 1,075,733	Barclays Bank PLC	08/23/19	19,422
COP 3,256,822,795	USD 998,338	BNP Paribas	08/23/19	11,667
PLN 9,184,113	USD 2,418,060	BNP Paribas	08/23/19	45,012
IDR 2,886,243,734	USD 203,000	BNP Paribas	08/23/19	(31)
USD 17,000	PLN 63,355	BNP Paribas	08/23/19	9
USD 1,073,624	RON 4,530,105	BNP Paribas	08/23/19	(15,772)
USD 210,000	COP 675,405,990	BNP Paribas	08/23/19	543
RUB 1,205,987	USD 19,000	Citibank N.A.	08/23/19	(70)
USD 573,696	HUF 162,788,078	Citibank N.A.	08/23/19	(1,226)
USD 66,000	CLP 44,824,560	Citibank N.A.	08/23/19	(179)
USD 18,000	RON 74,843	Citibank N.A.	08/23/19	2
USD 17,000	CZK 379,454	Citibank N.A.	08/23/19	15
USD 1,988,008	PEN 6,648,546	Goldman Sachs International	08/23/19	(26,583)
USD 197,659	RUB 12,766,809	Goldman Sachs International	08/23/19	(2,741)
IDR 7,366,806,406	USD 513,653	HSBC Bank USA N.A.	08/23/19	4,403
THB 54,783,314	USD 1,782,597	HSBC Bank USA N.A.	08/23/19	6,092
CLP 148,123,010	USD 213,191	HSBC Bank USA N.A.	08/23/19	5,499
THB 1,624,355	USD 53,000	HSBC Bank USA N.A.	08/23/19	36
USD 1,909,813	PHP 99,140,320	JPMorgan Chase Bank N.A.	08/23/19	(20,233)
USD 379,824	CZK 8,675,448	JPMorgan Chase Bank N.A.	08/23/19	(8,502)
ZAR 3,797,884	USD 267,000	JPMorgan Chase Bank N.A.	08/23/19	829
ZAR 3,319,673	USD 226,691	JPMorgan Chase Bank N.A.	08/23/19	7,415
USD 63,000	PEN 207,635	JPMorgan Chase Bank N.A.	08/23/19	84
USD 2,007,725	TRY 12,185,821	Morgan Stanley	08/23/19	(35,426)
TRY 6,962,900	USD 1,166,137	Morgan Stanley	08/23/19	1,306
USD 61,000	BRL 234,851	Standard Chartered Bank	08/23/19	144
HUF 56,311,269	USD 199,000	Toronto Dominion Securities	08/23/19	(124)
				$(6,910)

At June 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	3	09/30/19	$645,539	$4,190
U.S. Treasury 5-Year Note	1	09/30/19	118,156	1,717
U.S. Treasury Ultra Long Bond	1	09/19/19	177,563	7,123
			$941,258	$13,030
Short Contracts:
U.S. Treasury 10-Year Note	(1)	09/19/19	(127,969)	(2,760)
U.S. Treasury Long Bond	(1)	09/19/19	(155,594)	(5,260)
U.S. Treasury Ultra 10-Year Note	(1)	09/19/19	(138,125)	(3,682)
			$(421,688)	$(11,702)

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIEE-BANXICO	Monthly	7.020%	Monthly	08/01/19	MXN	75,000,000	$(5,228)	$(4,380)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660	Annual	06/27/27	PLN	2,200,000	27,926	27,301
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN	33,000,000	21,120	17,475
								$43,818	$40,396

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$28,209	$–	$28,209
								$28,209	$–	$28,209

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $81,145,567.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,110,173
Gross Unrealized Depreciation	(3,361,779)

Net Unrealized Depreciation	$(1,251,606)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.5%
		Basic Materials: 2.8%
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$646,684	0.4
175,000		ArcelorMittal, 6.125%, 06/01/2025	198,984	0.1
325,000		ArcelorMittal, 6.750%, 03/01/2041	379,128	0.2
350,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/2021	358,128	0.2
214,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	267,522	0.2
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	625,662	0.4
265,000	(1)	Dow Chemical Co/The, 4.800%, 05/15/2049	285,881	0.2
446,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	530,952	0.3
589,000		Huntsman International LLC, 4.500%, 05/01/2029	608,079	0.4
180,000		International Paper Co., 4.350%, 08/15/2048	176,711	0.1
180,000		International Paper Co., 4.400%, 08/15/2047	175,637	0.1
200,000		Mosaic Co/The, 5.450%, 11/15/2033	226,659	0.2
			4,480,027	2.8

		Communications: 8.4%
845,000		AT&T, Inc., 4.350%, 03/01/2029	907,279	0.6
144,000		AT&T, Inc., 4.750%, 05/15/2046	151,638	0.1
106,000		AT&T, Inc., 4.800%, 06/15/2044	112,007	0.1
608,000		AT&T, Inc., 4.900%, 08/15/2037	657,730	0.4
422,000		AT&T, Inc., 5.250%, 03/01/2037	473,909	0.3
169,000		AT&T, Inc., 5.300%, 08/15/2058	189,617	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	19,205	0.0
390,000		AT&T, Inc., 5.550%, 08/15/2041	450,504	0.3
607,000		CBS Corp., 5.500%, 05/15/2033	703,291	0.5
156,000		Comcast Corp., 3.400%, 07/15/2046	149,659	0.1
470,000		Comcast Corp., 3.450%, 10/01/2021	483,656	0.3
252,000		Comcast Corp., 3.900%, 03/01/2038	265,936	0.2
90,000		Comcast Corp., 4.049%, 11/01/2052	95,590	0.1
262,000		Comcast Corp., 4.250%, 01/15/2033	293,606	0.2
349,000		Comcast Corp., 4.600%, 10/15/2038	399,928	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
180,000		Comcast Corp., 4.700%, 10/15/2048	$211,237	0.1
269,000		Comcast Corp., 4.950%, 10/15/2058	328,321	0.2
380,000		Comcast Corp., 5.650%, 06/15/2035	474,348	0.3
192,000		Interpublic Group of Cos, Inc./The, 5.400%, 10/01/2048	213,602	0.1
840,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	861,348	0.6
535,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	539,447	0.3
190,000		Verizon Communications, Inc., 3.850%, 11/01/2042	194,321	0.1
256,000		Verizon Communications, Inc., 4.500%, 08/10/2033	288,449	0.2
75,000		Verizon Communications, Inc., 4.522%, 09/15/2048	83,894	0.1
584,000		Verizon Communications, Inc., 4.812%, 03/15/2039	673,126	0.4
190,000		Verizon Communications, Inc., 5.012%, 04/15/2049	226,341	0.1
552,000		Verizon Communications, Inc., 5.250%, 03/16/2037	660,616	0.4
317,000		Viacom, Inc., 4.375%, 03/15/2043	310,426	0.2
327,000		Viacom, Inc., 5.850%, 09/01/2043	386,357	0.2
110,000		Vodafone Group PLC, 4.875%, 06/19/2049	115,808	0.1
455,000		Vodafone Group PLC, 5.125%, 06/19/2059	485,454	0.3
339,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	417,952	0.3
286,000	(1)	Walt Disney Co/The, 6.550%, 03/15/2033	387,031	0.2
265,000	(1)	Walt Disney Co/The, 7.750%, 01/20/2024	322,917	0.2
165,000	(1)	Walt Disney Co/The, 8.500%, 02/23/2025	217,317	0.1
425,000		Weibo Corp., 3.500%, 07/05/2024	427,357	0.3
			13,179,224	8.4

		Consumer, Cyclical: 5.6%
72,864		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	74,464	0.1
243,300		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	250,319	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
321,427	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	$334,026	0.2
149,684	American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	158,134	0.1
160,474	American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	161,699	0.1
241,353	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	252,824	0.2
39,188	Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	39,978	0.0
187,537	Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	192,563	0.1
348,964	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	370,080	0.2
191,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	194,960	0.1
331,000	Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	333,340	0.2
640,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	654,768	0.4
92,000	General Motors Co., 5.150%, 04/01/2038	90,992	0.1
150,000	General Motors Co., 5.950%, 04/01/2049	157,784	0.1
167,000	General Motors Co., 6.750%, 04/01/2046	189,078	0.1
360,000	General Motors Financial Co., Inc., 3.500%, 11/07/2024	359,553	0.2
147,000	Home Depot, Inc./The, 4.500%, 12/06/2048	173,770	0.1
178,000	Lowe's Cos, Inc., 2.500%, 04/15/2026	174,825	0.1
602,000	Lowe's Cos, Inc., 3.650%, 04/05/2029	629,447	0.4
175,000	Lowe's Cos, Inc., 4.050%, 05/03/2047	173,727	0.1
265,000	McDonald's Corp., 4.450%, 09/01/2048	290,682	0.2
343,378	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	356,533	0.2
114,331	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	117,795	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
591,185	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	$595,525	0.4
329,168	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	336,789	0.2
475,000	United Airlines 2019-1 Class AA Pass Through Trust, 4.150%, 02/25/2033	510,401	0.3
246,323	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	266,554	0.2
216,488	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	229,943	0.1
254,209	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	265,073	0.2
368,000	Walmart, Inc., 3.950%, 06/28/2038	410,286	0.3
166,000	Walmart, Inc., 4.050%, 06/29/2048	190,378	0.1
165,000	WW Grainger, Inc., 3.750%, 05/15/2046	160,943	0.1
170,000	WW Grainger, Inc., 4.200%, 05/15/2047	178,681	0.1
		8,875,914	5.6

	Consumer, Non-cyclical: 13.3%
353,000	AbbVie, Inc., 3.200%, 05/14/2026	357,756	0.2
23,000	AbbVie, Inc., 4.450%, 05/14/2046	22,602	0.0
450,000	AbbVie, Inc., 4.500%, 05/14/2035	463,071	0.3
37,000	Aetna, Inc., 2.800%, 06/15/2023	37,233	0.0
168,000	Aetna, Inc., 4.500%, 05/15/2042	166,576	0.1
331,000	Allergan Finance LLC, 4.625%, 10/01/2042	330,438	0.2
405,000	Altria Group, Inc., 4.800%, 02/14/2029	437,195	0.3
315,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	305,765	0.2
725,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	807,044	0.5
299,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	317,030	0.2
207,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	217,594	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
257,000		Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	$297,366	0.2
272,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	332,143	0.2
138,000		Anthem, Inc., 4.625%, 05/15/2042	150,350	0.1
252,000		Anthem, Inc., 5.100%, 01/15/2044	289,832	0.2
280,000		Boston Scientific Corp., 3.375%, 05/15/2022	287,961	0.2
275,000		Boston Scientific Corp., 4.700%, 03/01/2049	315,683	0.2
330,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	332,852	0.2
197,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	217,157	0.1
161,000		Cardinal Health, Inc., 4.900%, 09/15/2045	159,725	0.1
461,000	(1)	Cargill, Inc., 3.250%, 05/23/2029	478,663	0.3
378,000		Celgene Corp., 3.875%, 08/15/2025	405,233	0.3
522,000		Celgene Corp., 4.550%, 02/20/2048	598,379	0.4
39,000		Celgene Corp., 5.000%, 08/15/2045	46,298	0.0
664,000	(1)	Cigna Corp., 4.800%, 08/15/2038	716,287	0.5
452,000	(1)	Cigna Corp., 4.900%, 12/15/2048	492,277	0.3
979,000		CVS Health Corp., 4.780%, 03/25/2038	1,022,008	0.6
1,014,000		CVS Health Corp., 5.050%, 03/25/2048	1,080,114	0.7
600,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	596,063	0.4
237,000		General Mills, Inc., 4.550%, 04/17/2038	252,541	0.2
222,000	(3)	General Mills, Inc., 4.700%, 04/17/2048	239,618	0.2
700,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	731,971	0.5
260,000		HCA, Inc., 4.125%, 06/15/2029	266,574	0.2
250,000		HCA, Inc., 5.250%, 06/15/2049	260,917	0.2
153,000		Johnson & Johnson, 3.400%, 01/15/2038	159,545	0.1
256,000		Johnson & Johnson, 3.500%, 01/15/2048	270,113	0.2
333,000		Johnson & Johnson, 4.375%, 12/05/2033	391,474	0.2
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	598,597	0.4
446,000		Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	488,831	0.3
968,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	998,489	0.6
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	269,800	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
84,000		Kroger Co., 3.875%, 10/15/2046	$75,507	0.0
74,000		Kroger Co/The, 4.000%, 02/01/2024	78,250	0.1
168,000		Kroger Co/The, 4.500%, 01/15/2029	182,997	0.1
425,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	432,136	0.3
330,000	(1)	Mars, Inc., 4.125%, 04/01/2054	355,431	0.2
429,000		McKesson Corp., 4.750%, 05/30/2029	469,075	0.3
438,000		Mylan, Inc., 4.550%, 04/15/2028	429,658	0.3
626,000		Pfizer, Inc., 3.450%, 03/15/2029	662,878	0.4
223,000		Pfizer, Inc., 3.900%, 03/15/2039	240,616	0.2
200,000		Pfizer, Inc., 4.000%, 12/15/2036	218,168	0.1
531,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	530,080	0.3
300,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	303,201	0.2
450,000	(1)	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	509,918	0.3
200,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	229,290	0.1
			20,926,370	13.3

		Energy: 7.8%
250,000		Apache Corp., 5.250%, 02/01/2042	256,008	0.2
607,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	636,286	0.4
439,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	478,332	0.3
545,000		BP Capital Markets America, Inc., 4.234%, 11/06/2028	606,370	0.4
233,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	244,107	0.2
400,000		Cimarex Energy Co., 3.900%, 05/15/2027	411,232	0.3
283,000		Cimarex Energy Co., 4.375%, 03/15/2029	300,602	0.2
300,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	308,656	0.2
250,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	252,220	0.2
400,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	417,463	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
535,000		Enterprise Products Operating LLC, 3.125%, 07/31/2029	$538,892	0.3
130,000	(2)	Enterprise Products Operating LLC, 5.250%, 08/16/2077	124,419	0.1
668,000	(2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	622,255	0.4
250,000		Halliburton Co., 5.000%, 11/15/2045	272,879	0.2
300,000		Marathon Oil Corp., 5.200%, 06/01/2045	334,311	0.2
215,000		Marathon Petroleum Corp., 3.800%, 04/01/2028	218,614	0.1
182,000		Marathon Petroleum Corp., 4.500%, 04/01/2048	182,972	0.1
185,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	190,311	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	246,475	0.2
366,000		MPLX L.P., 4.000%, 03/15/2028	380,255	0.2
382,000		MPLX L.P., 5.200%, 03/01/2047	414,557	0.3
171,000		Newfield Exploration Co., 5.625%, 07/01/2024	189,610	0.1
440,000		ONEOK, Inc., 4.000%, 07/13/2027	457,503	0.3
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	437,203	0.3
530,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	564,625	0.4
652,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	653,210	0.4
484,000		Shell International Finance BV, 4.000%, 05/10/2046	531,471	0.3
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	210,847	0.1
201,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	213,865	0.1
435,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	468,750	0.3
677,000		Williams Partners L.P., 3.600%, 03/15/2022	695,240	0.4
355,000		Williams Partners L.P., 3.750%, 06/15/2027	367,117	0.2
			12,226,657	7.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 34.7%
570,000		American International Group, Inc., 4.500%, 07/16/2044	$602,755	0.4
146,000		American International Group, Inc., 4.700%, 07/10/2035	160,343	0.1
170,000	(2)	American International Group, Inc., 5.750%, 04/01/2048	175,056	0.1
380,000	(2)	Allstate Corp./The, 5.750%, 08/15/2053	398,897	0.2
905,000		American Campus Communities Operating Partnership L.P., 3.350%, 10/01/2020	914,625	0.6
324,000		American Campus Communities Operating Partnership L.P., 4.125%, 07/01/2024	341,911	0.2
1,275,000		American Express Co., 3.125%, 05/20/2026	1,309,606	0.8
775,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	805,390	0.5
542,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	578,731	0.4
571,000		AvalonBay Communities, Inc., 3.300%, 06/01/2029	595,062	0.4
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 6.750%, 12/31/2199	500,000	0.3
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	506,000	0.3
711,000		Bank of America Corp., 3.248%, 10/21/2027	728,771	0.5
1,167,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,202,758	0.8
603,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	646,791	0.4
355,000		Bank of America Corp., 4.200%, 08/26/2024	377,676	0.2
1,025,000		Bank of America Corp., 4.250%, 10/22/2026	1,095,577	0.7
430,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	469,788	0.3
1,055,000	(2)	Bank of America Corp., 5.125%, 12/31/2199	1,062,913	0.7
210,000	(2)	Bank of Ireland Group PLC, 4.125%, 09/19/2027	204,872	0.1
353,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	399,558	0.3
720,000	(2)	Barclays PLC, 3.932%, 05/07/2025	732,956	0.5
890,000	(2)	Barclays PLC, 5.088%, 06/20/2030	910,844	0.6
560,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	630,228	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,020,000	(1)	BPCE S.A., 4.625%, 07/11/2024	$1,077,654	0.7
1,180,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	1,223,384	0.8
1,310,000	(2)	Citibank NA, 2.844%, 05/20/2022	1,320,437	0.8
250,000	(2)	Citibank NA, 3.165%, 02/19/2022	253,212	0.2
761,000		Citigroup, Inc., 2.900%, 12/08/2021	768,927	0.5
433,000	(2)	Citigroup, Inc., 3.352%, 04/24/2025	447,390	0.3
624,000		Citigroup, Inc., 4.450%, 09/29/2027	673,014	0.4
750,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	761,942	0.5
1,113,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	1,227,778	0.8
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	441,101	0.3
710,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	698,915	0.4
553,000		Digital Realty Trust L.P., 3.600%, 07/01/2029	560,403	0.4
420,000	(2)	Discover Bank, 4.682%, 08/09/2028	435,607	0.3
341,000		Enstar Group Ltd, 4.950%, 06/01/2029	346,439	0.2
315,000		Essex Portfolio L.P., 3.875%, 05/01/2024	330,369	0.2
447,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	471,502	0.3
560,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	592,901	0.4
393,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	391,186	0.2
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	639,113	0.4
404,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	508,177	0.3
222,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	290,906	0.2
400,000	(1),(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	458,248	0.3
600,000		HCP, Inc., 3.250%, 07/15/2026	602,905	0.4
345,000		HCP, Inc., 3.500%, 07/15/2029	346,918	0.2
406,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	423,944	0.3
278,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	266,604	0.2
518,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	523,162	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
697,000	(2)	JPMorgan Chase & Co., 3.207%, 04/01/2023	$711,361	0.4
297,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	312,301	0.2
198,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	211,483	0.1
905,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	959,825	0.6
1,216,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,291,966	0.8
210,000	(2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	224,061	0.1
430,000	(1)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	441,609	0.3
230,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	228,820	0.1
861,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	893,792	0.6
500,000		Mitsubishi UFJ Financial Group, Inc., 3.761%, 07/26/2023	523,758	0.3
830,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	882,684	0.6
1,027,000		Morgan Stanley, 3.700%, 10/23/2024	1,083,813	0.7
765,000		Old Republic International Corp., 4.875%, 10/01/2024	829,216	0.5
1,287,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	1,355,464	0.9
903,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	939,666	0.6
920,000		Royal Bank of Canada, 2.800%, 04/29/2022	934,353	0.6
945,000	(2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	977,600	0.6
845,000		SunTrust Bank/Atlanta GA, 2.800%, 05/17/2022	855,972	0.5
1,213,000	(2),(3)	Synovus Financial Corp., 5.750%, 12/15/2025	1,240,293	0.8
1,945,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	1,962,844	1.2
885,000		UBS AG, 5.125%, 05/15/2024	940,462	0.6
290,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	295,767	0.2
535,000		Wells Fargo & Co., 4.750%, 12/07/2046	609,685	0.4
3,100,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	3,187,609	2.0
684,000		Welltower, Inc., 4.125%, 03/15/2029	725,860	0.5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
477,000		XLIT Ltd., 5.500%, 03/31/2045	$562,680	0.4
			54,616,190	34.7

		Industrial: 2.9%
352,000		Amphenol Corp., 4.350%, 06/01/2029	382,176	0.2
335,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	352,880	0.2
200,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	242,508	0.1
215,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	267,249	0.2
333,000		CSX Corp., 4.650%, 03/01/2068	359,357	0.2
120,000		FedEx Corp., 4.050%, 02/15/2048	115,238	0.1
279,000		FedEx Corp., 4.950%, 10/17/2048	304,796	0.2
293,000		General Electric Co., 4.500%, 03/11/2044	285,517	0.2
175,000		Parker-Hannifin Corp., 4.000%, 06/14/2049	185,521	0.1
279,000		Rockwell Collins, Inc., 4.350%, 04/15/2047	304,993	0.2
140,000		Union Pacific Corp., 3.350%, 08/15/2046	132,335	0.1
85,000		Union Pacific Corp., 3.600%, 09/15/2037	86,436	0.1
85,000		Union Pacific Corp., 3.799%, 10/01/2051	85,272	0.1
93,000		Union Pacific Corp., 4.050%, 11/15/2045	97,114	0.1
180,000		Union Pacific Corp., 4.375%, 11/15/2065	190,122	0.1
185,000		United Parcel Service, Inc., 4.250%, 03/15/2049	202,893	0.1
27,000		United Technologies Corp., 5.400%, 05/01/2035	32,700	0.0
126,000		United Technologies Corp., 6.125%, 07/15/2038	167,177	0.1
316,000		United Technologies Corp., 4.500%, 06/01/2042	357,402	0.2
112,000		United Technologies Corp., 5.700%, 04/15/2040	142,165	0.1
329,000		WRKCo, Inc., 4.200%, 06/01/2032	340,902	0.2
			4,634,753	2.9

		Technology: 5.2%
362,000		Apple, Inc., 3.000%, 11/13/2027	372,711	0.2
469,000		Apple, Inc., 3.200%, 05/13/2025	490,378	0.3
110,000		Apple, Inc., 3.850%, 05/04/2043	116,953	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
520,000		Apple, Inc., 4.250%, 02/09/2047	$583,565	0.4
525,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	515,178	0.3
245,000	(1)	Broadcom, Inc., 4.750%, 04/15/2029	251,275	0.2
2,110,000		Fiserv, Inc., 2.750%, 07/01/2024	2,126,389	1.4
175,000		Fiserv, Inc., 4.400%, 07/01/2049	183,973	0.1
301,000		Intel Corp., 3.734%, 12/08/2047	314,563	0.2
790,000		International Business Machines Corp., 3.500%, 05/15/2029	826,583	0.5
250,000		International Business Machines Corp., 4.250%, 05/15/2049	268,895	0.2
338,000		Lam Research Corp., 4.875%, 03/15/2049	374,748	0.2
781,000		Microsoft Corp., 3.450%, 08/08/2036	826,936	0.5
90,000		Microsoft Corp., 3.700%, 08/08/2046	96,947	0.1
627,000		Microsoft Corp., 4.500%, 02/06/2057	767,645	0.5
			8,116,739	5.2

		Utilities: 13.8%
416,000		AEP Transmission Co. LLC, 3.800%, 06/15/2049	430,019	0.3
336,000		Alabama Power Co., 5.700%, 02/15/2033	419,912	0.3
282,000		Appalachian Power Co., 4.500%, 03/01/2049	316,788	0.2
538,000		Aqua America, Inc., 4.276%, 05/01/2049	579,404	0.4
460,000		Arizona Public Service Co., 3.150%, 05/15/2025	477,014	0.3
809,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	874,622	0.6
391,000		Commonwealth Edison Co., 4.000%, 03/01/2049	420,168	0.3
528,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	592,332	0.4
180,000		Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	214,928	0.1
355,000		Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	466,724	0.3
1,263,000	(1)	DPL, Inc., 4.350%, 04/15/2029	1,280,680	0.8
566,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	571,259	0.4
519,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	572,480	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
171,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	$197,154	0.1
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	417,716	0.3
590,000		Eversource Energy, 2.900%, 10/01/2024	599,831	0.4
913,000		Exelon Corp., 5.150%, 12/01/2020	941,652	0.6
125,000		Florida Power & Light Co., 5.625%, 04/01/2034	158,803	0.1
70,000		Georgia Power Co., 4.300%, 03/15/2042	74,252	0.0
310,000		Georgia Power Co., 4.300%, 03/15/2043	325,228	0.2
785,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	790,069	0.5
421,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	435,984	0.3
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	330,083	0.2
705,000	(1)	Metropolitan Edison Co., 4.300%, 01/15/2029	770,510	0.5
383,000		Mississippi Power Co., 3.950%, 03/30/2028	402,312	0.3
65,000		Mississippi Power Co., 4.250%, 03/15/2042	65,534	0.0
130,000		Mississippi Power Co., 4.750%, 10/15/2041	133,866	0.1
535,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	541,113	0.3
370,000	(2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	381,691	0.2
750,000	(1)	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	764,182	0.5
9,000		PacifiCorp, 4.150%, 02/15/2050	10,045	0.0
225,000		Piedmont Natural Gas Co., Inc., 3.640%, 11/01/2046	213,773	0.1
1,057,000		PNM Resources, Inc., 3.250%, 03/09/2021	1,067,296	0.7
755,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	790,657	0.5
255,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	263,377	0.2
1,770,000		Public Service Enterprise Group, Inc., 2.875%, 06/15/2024	1,788,555	1.1
153,000		SCANA Corp., 4.125%, 02/01/2022	156,303	0.1
325,000		Sempra Energy, 3.550%, 06/15/2024	336,085	0.2
520,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	515,804	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
329,000	Southern California Edison Co., 4.125%, 03/01/2048	$331,830	0.2
263,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	278,272	0.2
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	208,497	0.1
350,000	Southwest Gas Corp., 4.150%, 06/01/2049	364,796	0.2
189,000	Virginia Electric & Power Co., 4.600%, 12/01/2048	217,724	0.1
542,000	WEC Energy Group, Inc., 3.375%, 06/15/2021	552,667	0.4
		21,641,991	13.8

	Total Corporate Bonds/Notes
	(Cost $141,564,819)	148,697,865	94.5

U.S. TREASURY OBLIGATIONS: 5.1%
	U.S. Treasury Bonds: 4.6%
5,569,000	2.375%, 05/15/2029	5,752,494	3.6
1,433,700	3.000%, 02/15/2049	1,572,646	1.0
		7,325,140	4.6

	U.S. Treasury Notes: 0.5%
192,000	1.750%, 06/15/2022	192,221	0.1
575,000	2.125%, 05/31/2026	584,299	0.4
		776,520	0.5

	Total U.S. Treasury Obligations
	(Cost $8,038,719)	8,101,660	5.1

	Total Long-Term Investments
	(Cost $149,603,538)	156,799,525	99.6

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements(4): 0.2%
285,978	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $286,037, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $291,698, due 07/18/19-09/09/49)
	(Cost $285,978)	285,978	0.2

	Total Short-Term Investments
	(Cost $285,978)	285,978	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $149,889,516)	$157,085,503	99.8
Assets in Excess of Other Liabilities	248,998	0.2
Net Assets	$157,334,501	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$148,697,865	$–	$148,697,865
U.S. Treasury Obligations	–	8,101,660	–	8,101,660
Short-Term Investments	–	285,978	–	285,978
Total Investments, at fair value	$–	$157,085,503	$–	$157,085,503
Other Financial Instruments+
Futures	192,952	–	–	192,952
Total Assets	$192,952	$157,085,503	$–	$157,278,455
Liabilities Table
Other Financial Instruments+
Futures	$(353,348)	$–	$–	$(353,348)
Total Liabilities	$(353,348)	$–	$–	$(353,348)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	38	09/19/19	$4,862,812	$104,720
U.S. Treasury 2-Year Note	81	09/30/19	17,429,555	88,232
			$22,292,367	$192,952
Short Contracts:
U.S. Treasury 5-Year Note	(56)	09/30/19	(6,616,750)	(84,575)
U.S. Treasury Long Bond	(3)	09/19/19	(466,781)	(1,225)
U.S. Treasury Ultra 10-Year Note	(73)	09/19/19	(10,083,125)	(192,116)
U.S. Treasury Ultra Long Bond	(12)	09/19/19	(2,130,750)	(75,432)
			$(19,297,406)	$(353,348)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $149,939,569.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,462,072
Gross Unrealized Depreciation	(476,534)

Net Unrealized Appreciation	$6,985,538

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 29.5%
		United States: 29.5%
1,620,361	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.815%, 01/25/2045	$1,556,633	0.2
1,618,757	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.629%, 04/25/2045	1,632,922	0.2
918,518	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.777%, 12/25/2045	926,198	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.777%, 12/25/2045	554,487	0.1
1,836,093	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.807%, 03/25/2046	1,874,153	0.3
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.807%, 03/25/2046	899,309	0.1
765,501		Alternative Loan Trust 2004-32CB 2A2, 2.804%, (US0001M + 0.400%), 02/25/2035	707,260	0.1
906,008		Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	887,406	0.1
3,308,144		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	2,858,249	0.4
589,041		Alternative Loan Trust 2005-31 1A1, 2.964%, (US0001M + 0.560%), 08/25/2035	567,898	0.1
404,586		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	380,836	0.1
692,616		Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	592,327	0.1
436,331		Alternative Loan Trust 2006-19CB A12, 2.804%, (US0001M + 0.400%), 08/25/2036	292,668	0.0
893,701		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	658,255	0.1
623,630		Alternative Loan Trust 2007-18CB 1A7, 2.874%, (US0001M + 0.470%), 08/25/2037	370,095	0.1
1,735,497		Alternative Loan Trust 2007-OA4 A1, 2.574%, (US0001M + 0.170%), 05/25/2047	1,662,836	0.2
364,083	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.063%, 01/25/2036	355,604	0.1
275,907	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.625%, 05/25/2035	280,650	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
535,347	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.496%, 09/25/2035	$509,492	0.1
2,121,036	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.999%, 11/25/2035	1,705,930	0.3
24,296	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	24,345	0.0
925,703	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	950,870	0.1
235,813	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.355%, 09/25/2036	226,638	0.0
169,598	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.791%, 02/25/2037	169,006	0.0
522,473	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.280%, 11/25/2034	527,762	0.1
765,224		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	633,836	0.1
601,703		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	512,146	0.1
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,060,731	0.2
1,001,350	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,029,106	0.2
586,954	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	606,544	0.1
445,093	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.782%, 03/25/2036	423,416	0.1
274,521	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.291%, 09/25/2037	267,705	0.0
1,277,938	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.270%, 08/25/2036	1,259,843	0.2
1,354,205		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,408,183	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
271,934		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	$271,704	0.0
900,000	(1),(2)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	905,938	0.1
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,048,169	0.2
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	511,694	0.1
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,723,046	0.3
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,238,773	0.2
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,262,469	0.2
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,044,910	0.3
634,098	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.821%, 06/27/2037	651,603	0.1
3,198,573		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	2,826,063	0.4
1,500,000	(1),(2),(3)	Ellington Financial Mortgage Trust 2019-1 M1, 3.587%, 06/25/2059	1,505,250	0.2
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.654%, (US0001M + 4.250%), 04/25/2029	1,183,573	0.2
1,276,865		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 7.404%, (US0001M + 5.000%), 07/25/2025	1,366,566	0.2
1,075,266		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.954%, (US0001M + 5.550%), 04/25/2028	1,168,423	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
2,982,639	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	$3,179,334	0.5
1,400,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	1,491,116	0.2
1,600,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	1,650,395	0.2
900,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	909,376	0.1
1,200,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	1,220,923	0.2
1,500,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	1,527,178	0.2
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	2,061,124	0.3
2,300,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	2,311,791	0.3
3,100,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	3,124,184	0.5
2,450,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.954%, (US0001M + 2.550%), 12/25/2030	2,491,088	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,000,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.754%, (US0001M + 2.350%), 01/25/2031	$3,030,441	0.5
750,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 6.154%, (US0001M + 3.750%), 03/25/2031	766,152	0.1
2,700,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.404%, (US0001M + 2.000%), 03/25/2031	2,706,069	0.4
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.504%, (US0001M + 4.100%), 03/25/2031	1,039,381	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.504%, (US0001M + 2.100%), 03/25/2031	1,001,088	0.2
1,600,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.654%, (US0001M + 2.250%), 07/25/2030	1,618,788	0.2
3,700,000	(2)	Fannie Mae Connecticut Avenue Securities 2018-R07 1M2, 4.504%, (US0001M + 2.100%), 06/25/2039	3,709,717	0.6
1,300,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.804%, (US0001M + 2.400%), 04/25/2031	1,316,621	0.2
1,186,210		Fannie Mae Connecticut Avenue Securities, 8.104%, (US0001M + 5.700%), 04/25/2028	1,318,877	0.2
901,212		Fannie Mae Connecticut Avenue Securities, 8.304%, (US0001M + 5.900%), 10/25/2028	992,570	0.1
948,957	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.692%, 03/25/2047	955,684	0.1
977,108	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	1,020,304	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,233,985	(1),(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$2,300,527	0.3
1,005,645	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.553%, 09/25/2048	1,086,131	0.2
988,052	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.047%, 10/25/2048	1,076,338	0.2
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	4,339,807	0.6
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 7.204%, (US0001M + 4.800%), 05/25/2028	544,588	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	566,997	0.1
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.404%, (US0001M + 5.000%), 12/25/2028	3,302,576	0.5
1,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 7.554%, (US0001M + 5.150%), 11/25/2028	1,661,397	0.2
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.254%, (US0001M + 3.850%), 03/25/2029	267,622	0.0
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	4,708,608	0.7
1,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	1,281,028	0.2
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	2,745,166	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.204%, (US0001M + 1.800%), 07/25/2030	$1,095,516	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	1,004,959	0.2
831,484	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	861,104	0.1
995,699	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,045,570	0.2
805,112	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	824,764	0.1
994,864	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.329%, 08/25/2049	1,002,626	0.2
171,999	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.327%, 10/25/2035	143,753	0.0
483,162	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.396%, 01/25/2036	491,314	0.1
987,795		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.540%, (US0001M + 0.150%), 01/25/2047	972,733	0.1
1,254,318		HarborView Mortgage Loan Trust 2007-5 A1A, 2.580%, (US0001M + 0.190%), 09/19/2037	1,219,963	0.2
4,202,956		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.614%, (US0001M + 0.210%), 02/25/2046	3,600,728	0.5
333,980	(1),(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.814%, 03/26/2036	332,586	0.1
1,397,653	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	1,424,889	0.2
960,886	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	985,638	0.1
995,553	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.687%, 08/25/2049	1,091,779	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
995,553	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.687%, 08/25/2049	$1,076,304	0.2
1,651,316	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,689,208	0.3
1,292,899	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.913%, 06/25/2049	1,407,653	0.2
796,522		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	694,611	0.1
217,206	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.335%, 05/25/2037	198,549	0.0
1,386,112		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	1,029,040	0.2
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.875%, 05/25/2046	920,807	0.1
955,714	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.859%, 08/25/2047	997,241	0.1
1,451,741	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.963%, 11/25/2048	1,510,493	0.2
1,451,741	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.963%, 11/25/2048	1,489,739	0.2
982,346	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.182%, 10/26/2048	972,696	0.1
1,577,789	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.778%, 09/25/2048	1,587,230	0.2
2,235,607	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.778%, 09/25/2048	2,229,354	0.3
1,074,430	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.791%, 10/25/2048	1,107,012	0.2
2,244,301	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.791%, 10/25/2048	2,260,030	0.3
1,858,202	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.999%, 12/25/2048	1,896,173	0.3
985,927	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.490%, 02/25/2049	1,061,391	0.2
985,927	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.490%, 02/25/2049	1,023,970	0.2
2,134,548	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	2,189,533	0.3
466,041	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	476,777	0.1
422,439		Lehman XS Trust Series 2005-5N 3A1B, 3.504%, (12MTA + 1.000%), 11/25/2035	429,859	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
147,590		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.784%, (US0001M + 0.380%), 08/25/2035	$148,348	0.0
249,270		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	227,623	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.204%, (US0001M + 1.800%), 09/25/2035	887,569	0.1
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	822,318	0.1
2,000,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	2,005,696	0.3
936,145	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	952,562	0.1
1,500,000	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,536,107	0.2
1,700,000	(1),(2)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,739,363	0.3
577,301	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.518%, 03/25/2043	590,656	0.1
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,244,990	0.3
2,114,105	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	2,165,708	0.3
3,041,623	(1),(2)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 05/25/2049	3,115,644	0.5
1,496,948	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.273%, 05/25/2049	1,520,336	0.2
1,292,209	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,335,065	0.2
698,266	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.080%, 03/25/2049	764,929	0.1
1,444,884	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.728%, 10/25/2047	1,350,771	0.2
182,409	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.692%, 03/25/2035	186,105	0.0
4,852,569	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,248,336	0.3
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
5,593,130	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	$3,017,303	0.4
800,000	(1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	803,258	0.1
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,068,221	0.3
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,568,610	0.2
1,383,999	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	1,407,060	0.2
281,927	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.604%, 10/20/2035	285,980	0.0
365,750	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.604%, 10/20/2035	371,008	0.1
896,448	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.516%, 06/25/2034	911,913	0.1
1,016,303	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.538%, 07/25/2034	1,049,578	0.2
1,539,447	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.100%, 09/25/2035	1,563,567	0.2
632,657		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	639,574	0.1
455,950	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 4.243%, 12/25/2035	455,770	0.1
422,183	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.612%, 11/25/2036	406,175	0.1
1,238,612	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.683%, 12/25/2036	1,178,717	0.2
670,747	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.834%, 12/25/2036	633,680	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
430,377	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.961%, 02/25/2037	$426,721	0.1
773,332	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.898%, 02/25/2037	750,406	0.1
493,894	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	493,857	0.1
630,249		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	623,385	0.1
405,033		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	389,350	0.1
800,328		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	785,890	0.1
850,616		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.634%, (US0001M + 0.230%), 01/25/2047	785,488	0.1
288,352		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	278,583	0.0
175,037		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	177,870	0.0
597,510		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	607,181	0.1
207,263	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	206,131	0.0
228,937	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 5.088%, 05/25/2036	238,626	0.0
1,025,191	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.785%, 12/28/2037	1,019,200	0.2
39,304	(1),(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.990%, 06/26/2035	40,136	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
948,024	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	$969,910	0.1

	Total Collateralized Mortgage Obligations
	(Cost $196,297,691)		199,745,372	29.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 31.6%
		Cayman Islands: 0.9%
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 5.094%, (US0001M + 2.700%), 04/15/2036	1,594,488	0.2
2,669,000	(2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/2038	2,637,771	0.4
2,150,000	(2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,092,181	0.3
			6,324,440	0.9

		United States: 30.7%
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,394,732	0.2
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,389,218	0.6
7,060,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.631%, 05/15/2050	694,105	0.1
21,150,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.409%, 11/15/2050	1,942,560	0.3
2,000,000	(2)	BANK 2018-BNK12 D, 3.000%, 05/15/2061	1,720,084	0.3
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.552%, 05/15/2061	1,033,508	0.1
1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.342%, 02/27/2048	1,203,946	0.2
103,000,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,386,133	0.2
2,000,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.035%, 02/13/2042	2,028,875	0.3
600,000	(1),(2)	Benchmark 2018-B4 D, 2.965%, 07/15/2051	533,762	0.1
81,405,818	(1),(4)	Benchmark 2018-B4 XA, 0.693%, 07/15/2051	3,006,773	0.4
8,000,000	(1),(2),(4)	Benchmark 2018-B4 XD, 1.750%, 07/15/2051	1,051,286	0.2
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,157,608	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
51,025,442	(1),(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.605%, 05/15/2053	$1,690,156	0.2
20,372,737	(1),(4)	Benchmark 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	1,916,871	0.3
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,211,952	0.2
3,220,000	(1),(2),(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	515,868	0.1
1,860,000	(2)	BXMT 2017-FL1 C Ltd., 4.344%, (US0001M + 1.950%), 06/15/2035	1,864,698	0.3
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 5.094%, (US0001M + 2.700%), 06/15/2035	2,008,115	0.3
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,021,221	0.3
450,000	(2)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.944%, (US0001M + 2.550%), 12/15/2037	455,508	0.1
736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	669,138	0.1
2,760,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,712,187	0.4
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	640,646	0.1
11,838,906	(1),(4)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.317%, 11/15/2049	707,359	0.1
560,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	497,295	0.1
20,655,000	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.412%, 09/15/2050	1,890,740	0.3
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,388,870	0.3
515,837		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	536,032	0.1
21,957,962	(1),(4)	COMM 2012-CR3 XA, 2.024%, 10/15/2045	1,070,126	0.2
9,058,939	(1),(4)	COMM 2012-CR5 XA, 1.686%, 12/10/2045	395,415	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
13,920,000	(1),(2),(4)	COMM 2014-CR21 XE, 1.580%, 12/10/2047	$896,218	0.1
137,729	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	139,045	0.0
5,000,000	(2)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 3.374%, (US0001M + 0.980%), 05/15/2036	5,012,454	0.7
1,310,000	(2)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	1,317,747	0.2
540,000	(1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.343%, 06/15/2057	521,471	0.1
3,450,000	(1),(2)	CSAIL 2016-C6 D Commercial Mortgage Trust, 4.909%, 01/15/2049	3,380,697	0.5
16,406,000	(1),(2),(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.898%, 11/15/2050	1,057,098	0.2
2,000,000	(2)	CSWF 2018-TOP F, 5.144%, (US0001M + 2.750%), 08/15/2035	2,011,445	0.3
1,392,208	(2)	DBGS 2018-BIOD E Mortgage Trust, 4.094%, (US0001M + 1.700%), 05/15/2035	1,383,407	0.2
883,851	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.885%, 11/10/2046	5,230	0.0
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	1,091,394	0.2
4,500,000	(2)	DBWF 2018-GLKS E Mortgage Trust, 5.409%, (US0001M + 3.018%), 11/19/2035	4,548,448	0.7
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.383%, 08/10/2049	6,785,399	1.0
660,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	616,570	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.894%, (US0001M + 2.500%), 06/15/2035	5,500,037	0.8
6,647,708	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.553%, 02/25/2020	197,606	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
34,915,394	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	$1,980,062	0.3
21,400,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	1,500,416	0.2
20,330,705	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.968%, 01/25/2026	2,343,907	0.3
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	582,162	0.1
500,000	(2)	GPT 2018-GPP E Mortgage Trust, 4.864%, (US0001M + 2.470%), 06/15/2035	497,974	0.1
99,569,694	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.816%, 03/10/2044	982,126	0.1
2,481,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,486,727	0.4
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,076,543	0.2
3,340,914	(1),(2),(4)	GS Mortgage Securities Trust 2011-GC5 XA, 1.500%, 08/10/2044	72,541	0.0
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.876%, 05/10/2045	1,435,032	0.2
2,480,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	1,833,060	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	415,462	0.1
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	1,025,463	0.1
2,500,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.922%, 11/10/2049	1,926,548	0.3
2,030,000	(2)	GS Mortgage Securities Trust 2019-GC38 D, 3.000%, 02/10/2052	1,821,629	0.3
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
6,364,155	(1),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	$487,835	0.1
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,347,962	0.2
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	998,393	0.1
14,610,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.234%, 07/10/2052	1,214,924	0.2
1,500,000	(2)	Hawaii Hotel Trust 2019-MAUI E, 4.744%, (US0001M + 2.350%), 05/15/2038	1,496,638	0.2
1,700,000	(2)	Hawaii Hotel Trust 2019-MAUI F, 5.394%, (US0001M + 3.000%), 05/15/2038	1,692,078	0.2
2,000,000	(2)	HPLY Trust 2019-HIT E, 4.744%, (US0001M + 2.350%), 11/15/2026	2,010,273	0.3
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.540%, (US0001M + 2.160%), 07/15/2036	1,929,993	0.3
1,766,793	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.494%, (US0001M + 2.100%), 06/15/2032	1,782,175	0.3
16,890,107	(1),(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.135%, 02/15/2046	219,909	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,407,153	0.2
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.554%, 08/15/2046	1,568,935	0.2
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.255%, 12/15/2047	3,076,037	0.5
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.129%, 01/15/2046	1,519,992	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	$4,698,267	0.7
18,995,693	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.145%, 07/15/2047	572,230	0.1
1,000,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	1,049,512	0.2
30,251,674	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.811%, 11/15/2045	1,891,310	0.3
1,620,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2014-C25 D, 4.092%, 11/15/2047	1,453,861	0.2
1,150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	970,364	0.1
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,119,810	0.2
34,428,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.551%, 01/15/2048	732,662	0.1
1,000,000	(2)	KNDL 2019-KNSQ E Mortgage Trust, 4.194%, (US0001M + 1.800%), 05/15/2036	999,990	0.1
1,916,165	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,918,488	0.3
1,710,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.075%, 04/15/2047	1,790,258	0.3
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.655%, 08/15/2047	1,048,845	0.2
2,000,000	(1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.894%, 06/12/2047	2,026,607	0.3
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,601,802	0.5
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,515,357	0.4
1,420,000	(2),(3)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,361,425	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	$1,428,279	0.2
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,386,426	0.3
17,944,826	(1),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.938%, 12/15/2050	982,201	0.1
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.637%, 12/15/2050	1,766,390	0.3
4,660,000	(2)	PFP 2017-4 E Ltd., 7.244%, (US0001M + 4.850%), 07/14/2035	4,745,348	0.7
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.645%, 02/25/2052	1,981,720	0.3
2,185,101	(2)	SLIDE 2018-FUN E, 4.694%, (US0001M + 2.300%), 06/15/2031	2,205,613	0.3
1,224,832	(2)	SLIDE 2018-FUN F, 5.394%, (US0001M + 3.000%), 06/15/2031	1,237,239	0.2
17,857,272	(1),(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.731%, 04/15/2052	2,032,138	0.3
2,500,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.455%, 04/10/2046	2,407,594	0.4
7,360,375	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.234%, 12/15/2047	316,668	0.0
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	4,802,035	0.7
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.396%, 09/15/2058	1,160,900	0.2
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.396%, 09/15/2058	1,132,924	0.2
7,790,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-C37 XEF, 1.600%, 12/15/2049	773,188	0.1
32,664,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.627%, 11/15/2049	1,232,798	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
7,605,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	$921,485	0.1
34,813,388	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.126%, 10/15/2050	2,071,348	0.3
15,343,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2017-C42 XE, 1.300%, 12/15/2050	1,364,651	0.2
2,464,134	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.551%, (US0001M + 2.157%), 12/15/2036	2,465,219	0.4
15,979,672	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.995%, 06/15/2051	997,007	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,738,896	0.3
2,000,000	(2),(5),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.930%, 01/27/2045	1,690,402	0.2
39,285,432	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.703%, 12/15/2045	1,764,615	0.3
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,488,526	0.7
1,294,842	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.408%, 03/15/2048	46,898	0.0
3,560,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.230%, 12/15/2046	3,745,954	0.5
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	289,698	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	1,026,640	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.898%, 03/15/2046	2,245,954	0.3
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.455%, 11/15/2047	1,041,557	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	$2,553,402	0.4
			207,725,503	30.7

	Total Commercial Mortgage-Backed Securities
	(Cost $205,378,124)		214,049,943	31.6

ASSET-BACKED SECURITIES: 28.5%
		Ireland: 0.1%
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,016,120	0.1

		United States: 28.4%
742,746	(2),(7)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	745,662	0.1
1,815,742	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,849,725	0.3
2,061,403	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	2,105,793	0.3
1,082,209	(1),(2),(3),(4)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
1,050,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,089,761	0.2
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,809,612	0.3
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.480%, (US0003M + 1.900%), 07/25/2030	2,183,447	0.3
1,750,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,768,419	0.3
1,100,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,114,905	0.2
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 6.088%, (US0003M + 3.500%), 04/17/2026	500,727	0.1
1,400,000	(2)	Atrium CDO Corp. 12A CR, 4.242%, (US0003M + 1.650%), 04/22/2027	1,382,219	0.2
500,000	(2)	Atrium CDO Corp. 12A DR, 5.392%, (US0003M + 2.800%), 04/22/2027	488,075	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 6.042%, (US0003M + 3.450%), 07/20/2025	$1,000,297	0.1
409,014	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.862%, 10/25/2036	417,499	0.1
2,250,000	(2)	BlueMountain CLO 2012-2A DR2 Ltd., 5.420%, (US0003M + 2.900%), 11/20/2028	2,211,590	0.3
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 8.047%, (US0003M + 5.450%), 04/13/2027	997,780	0.1
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.242%, (US0003M + 2.650%), 04/20/2027	1,944,970	0.3
500,000	(2)	BlueMountain CLO 2016-3A CR Ltd., 4.718%, (US0003M + 2.200%), 11/15/2030	492,670	0.1
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.924%, (US0003M + 5.400%), 11/23/2025	2,923,416	0.4
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 4.482%, (US0003M + 1.900%), 07/27/2031	2,410,472	0.4
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.832%, (US0003M + 2.250%), 04/27/2027	3,143,792	0.5
405,363	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	415,973	0.1
1,320,243	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,353,808	0.2
815,798	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	859,377	0.1
1,015,684	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	1,013,037	0.1
250,000	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	252,895	0.0
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.109%, (US0001M + 0.705%), 09/25/2035	2,451,745	0.4
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 5.292%, (US0003M + 2.700%), 07/20/2028	2,962,428	0.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,115,500	(2)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	$1,162,251	0.2
4,470,375	(2)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	4,487,927	0.7
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.992%, (US0003M + 2.400%), 04/20/2028	488,303	0.1
902,107	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	905,700	0.1
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.597%, (US0003M + 3.000%), 10/15/2027	1,556,141	0.2
225,642	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	220,792	0.0
601,530	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	614,959	0.1
326,085	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	330,685	0.0
807,658	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	817,163	0.1
771,667	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	772,804	0.1
654,935	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	649,745	0.1
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	608,062	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,547,708	0.2
1,000,000	(2)	Flatiron CLO 2013-1A D Ltd., 7.488%, (US0003M + 4.900%), 01/17/2026	999,994	0.1
2,650,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.918%, (US0003M + 2.400%), 11/15/2026	2,575,283	0.4
3,359,351		GSAA Home Equity Trust 2006-14 A3A, 2.654%, (US0001M + 0.250%), 09/25/2036	1,862,318	0.3
1,895,296	(1)	GSAA Home Equity Trust 2006-4 4A3, 4.193%, 03/25/2036	1,561,625	0.2
1,223,603		GSAA Home Equity Trust 2007-1 1A1, 2.484%, (US0001M + 0.080%), 02/25/2037	606,715	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
990,817	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	$1,065,077	0.2
2,932,778	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,061,434	0.5
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 4.244%, (US0001M + 1.850%), 07/17/2037	1,502,676	0.2
2,463,000	(2)	Invitation Homes 2018-SFR1 D Trust, 3.844%, (US0001M + 1.450%), 03/17/2037	2,454,053	0.4
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	820,134	0.1
85,911		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.564%, (US0001M + 0.160%), 06/25/2036	86,051	0.0
773,998	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	786,858	0.1
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.442%, (US0003M + 1.850%), 07/20/2031	1,943,998	0.3
750,000	(2)	LCM XX L.P. 20A-DR, 5.392%, (US0003M + 2.800%), 10/20/2027	735,893	0.1
1,550,000	(2)	LCM XXII Ltd. 22A CR, 5.392%, (US0003M + 2.800%), 10/20/2028	1,494,499	0.2
971,779	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,081,842	0.2
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.442%, (US0003M + 2.850%), 04/19/2030	2,449,727	0.4
2,000,000	(2)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.492%, (US0003M + 2.900%), 01/22/2031	2,014,642	0.3
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,035,048	0.2
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,949,094	0.9
1,000,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	993,827	0.1
1,194,371	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,187,737	0.2
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.870%, 09/25/2057	1,832,623	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
2,245,641	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$2,319,560	0.3
2,105,316	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,166,041	0.3
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,025,570	0.3
1,495,850	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,522,153	0.2
1,650,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 5.097%, (US0003M + 2.500%), 01/15/2028	1,588,635	0.2
3,000,000	(2),(8)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.792%, (US0003M + 5.200%), 04/20/2027	2,878,098	0.4
475,000	(2)	OHA Credit Partners IX Ltd 2013-9A DR, 5.892%, (US0003M + 3.300%), 10/20/2025	475,650	0.1
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.438%, (US0003M + 1.850%), 01/17/2031	1,257,077	0.2
4,900,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.447%, (US0003M + 4.850%), 10/15/2025	4,889,445	0.7
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.547%, (US0003M + 3.950%), 04/15/2026	2,560,704	0.4
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.497%, (US0003M + 5.900%), 04/15/2026	2,204,877	0.3
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 6.768%, (US0003M + 4.250%), 11/15/2026	2,947,281	0.4
2,084,250	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,152,319	0.3
395,825	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.869%, 01/25/2036	398,229	0.1
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,051,978	0.3
2,147,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.342%, (US0003M + 2.750%), 10/20/2027	2,125,564	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 8.292%, (US0003M + 5.700%), 10/20/2027	$1,921,655	0.3
1,144,909	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,211,230	0.2
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,080,564	0.3
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,731,174	0.4
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,550,205	0.4
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,007,629	0.1
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	923,271	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,020,487	0.1
1,900,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,935,814	0.3
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	871,031	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,883,908	0.4
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,145,862	0.2
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,556,405	0.2
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,525,171	0.4
577,783	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	576,985	0.1
676,201	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	682,128	0.1
337,752	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	341,409	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	$1,643,195	0.2
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,418,467	0.5
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,610,279	0.2
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,296,860	0.2
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,287,119	0.2
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,039,113	0.2
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,098,232	0.6
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,088,428	0.3
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,607	0.2
503,745		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.574%, (US0001M + 0.170%), 12/25/2036	495,074	0.1
2,150,000	(2),(3)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	2,150,000	0.3
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	2,134,779	0.3
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,160,646	0.2
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	802,429	0.1
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,230,902	0.2
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.551%, (US0003M + 1.950%), 07/18/2031	1,941,260	0.3
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.558%, 11/25/2057	1,164,852	0.2
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,242,077	0.2
500,000	(1),(2)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	482,681	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
2,200,000	(1),(2)	Towd Point Mortgage Trust 2018-1 B1, 4.006%, 01/25/2058	$2,237,573	0.3
3,500,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.497%, (US0003M + 1.900%), 04/15/2027	3,468,560	0.5
947,528		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.574%, (US0001M + 0.170%), 07/25/2047	664,488	0.1
3,900,000	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,923,053	0.6
			192,307,265	28.4

	Total Asset-Backed Securities
	(Cost $191,738,097)		193,323,385	28.5

	Total Long-Term Investments
	(Cost $593,413,912)		607,118,700	89.6

SHORT-TERM INVESTMENTS: 12.4%
		Commercial Paper: 12.4%
5,000,000		American Electric, 3.190%, 07/08/2019	4,996,510	0.7
11,000,000		Autozone Inc, 3.120%, 07/09/2019	10,991,547	1.6
9,000,000		Barton, 7.040%, 07/02/2019	8,997,634	1.3
9,000,000		Duke Energy Co, 1.100%, 07/08/2019	8,993,717	1.3
5,900,000		Duke Energy Co, 7.550%, 07/02/2019	5,898,358	0.9
3,000,000		Duke Energy Corp., 7.620%, 07/01/2019	2,999,374	0.5
2,500,000		Enterprise Pro, 0.800%, 07/10/2019	2,497,903	0.4
1,000,000		Mariott Intl, 1.040%, 07/08/2019	999,302	0.2
10,000,000		Marriott Intl, 1.930%, 07/05/2019	9,995,121	1.5
8,687,000		Mondelez International, Inc., 7.530%, 07/01/2019	8,685,209	1.3
7,700,000		Mondelez Intl, 3.110%, 07/09/2019	7,694,109	1.1
600,000		Schlumberger, 4.430%, 07/03/2019	599,782	0.1
4,000,000		Tyson Foods, Inc, 7.620%, 07/01/2019	3,999,165	0.6
6,000,000		Virginia Elec, 1.220%, 07/08/2019	5,995,628	0.9
			83,343,359	12.4
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
320,000	(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $320,000)	$320,000	0.0

		Total Short-Term Investments
		(Cost $83,680,953)	83,663,359	12.4

		Total Investments in Securities (Cost $677,094,865)	$690,782,059	102.0
		Liabilities in Excess of Other Assets	(13,754,670)	(2.0)
		Net Assets	$677,027,389	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Commercial Mortgage-Backed Securities	31.6%
Collateralized Mortgage Obligations	29.5
Other Asset-Backed Securities	21.5
Student Loan Asset-Backed Securities	4.7
Automobile Asset-Backed Securities	1.4
Home Equity Asset-Backed Securities	0.9
Short-Term Investments	12.4
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$198,240,122	$1,505,250	$199,745,372
Commercial Mortgage-Backed Securities	–	212,688,518	1,361,425	214,049,943
Asset-Backed Securities	–	191,173,385	2,150,000	193,323,385
Short-Term Investments	320,000	83,343,359	–	83,663,359
Total Investments, at fair value	$320,000	$685,445,384	$5,016,675	$690,782,059
Other Financial Instruments+
Futures	1,421,039	–	–	1,421,039
Total Assets	$1,741,039	$685,445,384	$5,016,675	$692,203,098
Liabilities Table
Other Financial Instruments+
Futures	$(2,466,475)	$–	$–	$(2,466,475)
Total Liabilities	$(2,466,475)	$–	$–	$(2,466,475)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	128	09/19/19	$19,916,000	$536,741
U.S. Treasury Ultra 10-Year Note	150	09/19/19	20,718,750	323,974
U.S. Treasury Ultra Long Bond	89	09/19/19	15,803,063	560,324
			$56,437,813	$1,421,039
Short Contracts:
U.S. Treasury 10-Year Note	(139)	09/19/19	(17,787,656)	(287,027)
U.S. Treasury 2-Year Note	(479)	09/30/19	(103,071,071)	(636,943)
U.S. Treasury 5-Year Note	(898)	09/30/19	(106,104,313)	(1,542,505)
			$(226,963,040)	$(2,466,475)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $677,100,450.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,406,874
Gross Unrealized Depreciation	(7,770,701)

Net Unrealized Appreciation	$12,636,173